Cash Trust Series II


                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000





                                  July 30, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549




     RE: Cash Trust Series II
            Municipal Cash Series II
            Treasury Cash Series II

         1933 Act File No. 33-38550
         1940 ACT FILE NO. 811-6269




Dear Sir or Madam:


      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated July 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 10 on July 22, 1998.


      If you have any questions regarding this certification, please call me at
(412) 288-8634.



                                          Very truly yours,



                                          /s/Nicholas J. Seitanakis
                                          Nicholas J. Seitanakis
                                          Assistant Secretary